Convertible Notes Payable - Additional Information (Detail) - USD ($)							3 Months Ended		12 Months Ended
	Apr. 28, 2020	Feb. 12, 2020	Apr. 25, 2018	Jan. 05, 2018	Nov. 19, 2017	Nov. 16, 2017	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 06, 2020
Schedule of Convertible Notes [Line Items]
Sale and issuance of common shares		$ 10,000,000
Fair value per share		$ 11.00
Accrued interest converted into common stock		42,006
Discounted price per share		$ 8.80
Accrued interest		$ 369,660					$ 26,869		$ 22,656
Fair value of the common shares issued									$ 306,641
Interest rate							6.00%		6.00%		2.00%
Accrued interest										$ 349,891
Debt discount										296,437
Amortization debt discount							$ 0	$ 16,454	$ 16,475	130,433
Interest paid									0	0
Proceeds from issuance from common stock		$ 10,000,000					$ 14,426,876	176,990	$ 2,579,114	$ 5,802,002
Common stock par value		$ 11.00					$ 0.001		$ 0.001	$ 0.001
Common stock fair value							$ 306,641
Accrued interest payable duration	2 years
Interest paid							0	0
Convertible Debt [Member]
Schedule of Convertible Notes [Line Items]
Aggregate principal amount of convertible notes		$ 2,800,000
Accrued interest converted into common stock		318,183
Discounted price per share		$ 8.80
Two Thousand Ans Seventeen Convertible Notes [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes gross proceeds					$ 2,500,000
Interest rate					6.00%
Principal and interest maturity date					4 years
Sale of stock					$ 10,000,000
Conversion price description					Outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price.
Accrued interest			$ 200,000
Two Thousand And Eighteen Note [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes gross proceeds			$ 300,000
Interest rate			6.00%
Principal and interest maturity date			4 years
Sale of stock			$ 10,000,000
Conversion price description			Outstanding principal balance will be converted into the number of such securities sold at a conversion price equal to 80% of the securities negotiated share price.
Accrued interest				$ 100,000
Two Thousand Seventeen And Eighteen Convertible Notes Payable[Member]
Schedule of Convertible Notes [Line Items]
Debt discount									$ 493,982	$ 57,204
Recognized loss									$ 27,160	$ 162,866
Two Thousand Seventeen And Eighteen Convertible Notes Payable[Member]
Schedule of Convertible Notes [Line Items]
Convertible common stock		318,183
Aggregate convertible note value		$ 2,800,000
Discount price per share		$ 8.80
Accrued and unpaid interest		$ 369,660
Recognized gain (loss)at fair value							0	$ (27,160)
Two Thousand Seventeen And Eighteen Convertible Notes Payable[Member] | Accrued Income Receivable [Member]
Schedule of Convertible Notes [Line Items]
Convertible common stock		42,006
Two Thousand Ans Seventeen Convertible Notes [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes gross proceeds			$ 200,000	100,000	$ 2,500,000	$ 2,500,000
Common stock fair value							$ 10,000,000
Accrued interest rate							6.00%
Accrued interest payable duration							4 years
Two Thousand Eighteen Convertible Notes Payable [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes gross proceeds			$ 300,000	$ 300,000
Common stock fair value							$ 10,000,000
Accrued interest rate							6.00%
Accrued interest payable duration							4 years